Condensed Financial Information of the Company - Consolidated Statement of Comprehensive Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Revenues			¥ 4,974,757	¥ 4,564,650
Revenues	¥ 4,981,705	$ 724,559
Cost of revenues	(1,540,633)	(224,076)	(1,780,089)	(1,543,817)
Gross profit	3,441,072	500,483	3,194,668	3,020,833
Operating expenses
Research and development	(668,918)	(97,290)	(684,863)	(905,854)
Selling and marketing	(1,910,044)	(277,804)	(1,656,505)	(1,650,581)
General and administrative	(430,826)	(62,661)	(407,410)	(561,834)
Interest (expense) income, net	87,716	12,758	22,603	7,783
Losses from equity method investments	(384)	(56)	495	(11,363)
Foreign exchange gain (loss), net	13,821	2,010	(15,224)	3,747
Other income, net	843,733	122,716	1,253,537	84,454
(Loss) Income before income taxes	1,269,723	184,674	1,433,265	(68,896)
Income tax expenses	(117,000)	(17,017)	(57,602)	12,189
Net (loss) income attributable to Cheetah Mobile Inc.	1,166,909	169,720	1,348,194	(80,525)
Other comprehensive (loss) income, net of tax of nil
Unrealized loss on available-for-sale securities, net	(3,734)	(543)	(433)	1,241
Foreign currency translation adjustments	182,978	26,613	(148,304)	132,450
Total comprehensive income attributable to Cheetah Mobile Inc.	1,332,007	193,733	1,204,255	28,504
Parent Company [Member]
Revenues			52,053	105,497
Revenues	14,525	2,113
Cost of revenues	(2,509)	(365)	(6,919)	(15,993)
Gross profit	12,016	1,748	45,134	89,504
Operating expenses
Research and development	545	79	(11,370)	(61,389)
Selling and marketing			(84)	(347)
General and administrative	(28,158)	(4,095)	(18,931)	(33,153)
Total operating expenses	(27,613)	(4,016)	(30,385)	(94,889)
Equity in (loss) profit of subsidiaries	632,055	91,929	1,346,556	(94,219)
Interest (expense) income, net	3,248	472	(6,525)	(3,213)
Losses from equity method investments	(142)	(21)	(159)	(352)
Foreign exchange gain (loss), net	3,551	516	(3,877)	4,385
Other income, net	604,488	87,919		24,971
(Loss) Income before income taxes	1,227,603	178,547	1,350,744	(73,813)
Income tax expenses	(60,694)	(8,827)	(2,550)	(6,712)
Net (loss) income attributable to Cheetah Mobile Inc.	1,166,909	169,720	1,348,194	(80,525)
Other comprehensive (loss) income, net of tax of nil
Unrealized loss on available-for-sale securities, net	(3,716)	(540)	(433)	(20,425)
Foreign currency translation adjustments	168,814	24,553	(143,506)	129,454
Other comprehensive income (loss)	165,098	24,013	(143,939)	109,029
Total comprehensive income attributable to Cheetah Mobile Inc.	¥ 1,332,007	$ 193,733	¥ 1,204,255	¥ 28,504